Government Grants - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure Of Details of Government grants [Line Items]
Government grants	€ 271	€ 1,421
Other income	271	€ 1,421
Government grants receivables	1,615		€ 3,200
Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	1,454		1,558
Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	555		585
Instituto de la Diversificacion y Ahorro de la Energia [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	414
Instituto para la Diversificacion y Ahorro de la Energia [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants			421
Agencia Estatal de Investigacion [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	79		83
Ministerio de Industria Comercio y Turismo [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	€ 2,566		€ 2,753